ACCOUNTING POLICIES - New Accounting Standards and Interpretations Issued but Not Yet Effective (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Decrease in accounts payable and accrued liabilities		$ (19,215)	$ 1,493	$ (5,304)
Current maturity
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancellable short-term operating and low-value lease commitments		$ 2,300
Discount Rates | Bottom of range
Disclosure of finance lease and operating lease by lessee [line items]
Maturity period of debt securities	3 months
Discount Rates | Top of range
Disclosure of finance lease and operating lease by lessee [line items]
Maturity period of debt securities	10 years
IFRS 16 - Leases
Disclosure of finance lease and operating lease by lessee [line items]
Right-of-use assets	$ 31,100
Lease liabilities	31,500
Decrease in accounts payable and accrued liabilities	100
Decrease in other liabilities	$ 300